Income Taxes - Summary of Components of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 54,081	$ 9,374
Tax credit carryforwards	19,378	12,374
Intangible Assets		25,537
Intercompany note impairment	64,087
Operating lease liabilities	6,348	8,074
Non-qualified stock compensation	15,435	12,017
Restricted stock compensation	680	235
Capitalization of R&D expenses	20,758	20,375
Other	676	1,661
Total deferred tax assets	181,443	89,647
Valuation allowance	(180,943)	(82,228)
Net deferred tax assets	500	7,419
Deferred tax liabilities:
Operating lease right-of-use assets	(506)	(7,218)
Depreciation	4	(186)
Other	2	(15)
Total deferred tax liabilities	$ (500)	$ (7,419)